Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Jan. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Cost	$ 1,208	$ 1,271
Gross unrealized gains	146	126
Gross unrealized losses	101	92
Fair value	1,253	1,305
Preferred equity instruments [member]
Disclosure of financial assets [line items]
Cost	267	334
Gross unrealized losses	85	54
Fair value	182	280
Common shares [member]
Disclosure of financial assets [line items]
Cost	941	937
Gross unrealized gains	146	126
Gross unrealized losses	16	38
Fair value	$ 1,071	$ 1,025